Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2020
Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Retirement Income Fund May 1, 2020
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 10.49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
  Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Retirement Fund risk:
  The Fund is subject to the same risks as the underlying Investment Company Funds (“IC Funds”) in which it invests.
  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
  There is no guarantee that the Fund will provide adequate income at and through your retirement.
  The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities.
  The Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

		(3) The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund. The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®. (2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency. (3) The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	First quarter 2019	5.13%
Worst	Fourth quarter 2018	(3.16)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Retirement Income Fund | Retirement Income Fund Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	145
5 Years	rr_ExpenseExampleYear05	255
10 Years	rr_ExpenseExampleYear10	580
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	145
5 Years	rr_ExpenseExampleNoRedemptionYear05	255
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 580
2010	rr_AnnualReturn2010	9.04%
2011	rr_AnnualReturn2011	4.72%
2012	rr_AnnualReturn2012	7.15%
2013	rr_AnnualReturn2013	7.40%
2014	rr_AnnualReturn2014	6.50%
2015	rr_AnnualReturn2015	0.49%
2016	rr_AnnualReturn2016	6.18%
2017	rr_AnnualReturn2017	7.35%
2018	rr_AnnualReturn2018	(1.21%)
2019	rr_AnnualReturn2019	11.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
Past One Year	rr_AverageAnnualReturnYear01	11.85%
Past Five Years	rr_AverageAnnualReturnYear05	4.83%
Past Ten Years	rr_AverageAnnualReturnYear10	5.88%
Retirement Income Fund | S&P 500® Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	31.49%
Past Five Years	rr_AverageAnnualReturnYear05	11.70%
Past Ten Years	rr_AverageAnnualReturnYear10	13.56%
Retirement Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	8.72%
Past Five Years	rr_AverageAnnualReturnYear05	3.05%
Past Ten Years	rr_AverageAnnualReturnYear10	3.75%
Retirement Income Fund | FTSE 3-Month Treasury Bill Index (Indices reflect no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	2.25%
Past Five Years	rr_AverageAnnualReturnYear05	1.05%
Past Ten Years	rr_AverageAnnualReturnYear10	0.56%